Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-based payments
Summary of shares granted under the management share compensation plan

	Average		Average
	price per share	2023	price per share	2022
As at January 1,	5.62	169,185	5.76	125,000
Granted during the year	9.48	113,848	5.57	146,115
Forfeited during the year	—	—	(5.80)	(12,500)
Exercised during the year	(6.55)	(144,892)	(5.70)	(89,430)
As at December 31,	7.83	138,141	5.62	169,185

Schedule of amounts in U.S. dollars of shares granted and accrued under each plan

	2023		2022		2021
Assignment date	Granted	Accrued	Granted	Accrued	Granted	Accrued
December 2021 (*)	—	96	—	252	1,440	1,020
April 2022	—	150	500	317	—	—
December 2022	—	184	314	98	—	—
April 2023	739	474	—	—	—	—
November 2023	340	151	—	—	—	—
As at December 31,	1,079	1,055	814	667	1,440	1,020